Offerings	Sep. 30, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Maximum Aggregate Offering Price	$ 25,000,000
Amount of Registration Fee	$ 3,827.50
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Overallotment Option Shares of Common Shares(2)
Maximum Aggregate Offering Price	$ 3,750,000
Amount of Registration Fee	$ 574.13
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Represents 15% of additional common shares related to the exercise in full of the over-allotment option by the underwriters.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price
Amount of Registration Fee	$ 0
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying Representative Warrants(4)
Amount Registered | shares	359,375
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 1,796,875
Amount of Registration Fee	$ 275.10
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457 under the Securities Act. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there is also being registered hereby such indeterminate number of additional shares of common shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.Represents shares of common shares underlying the warrants issuable to the representative of the underwriters to purchase up to an aggregate of 5.0% of the common shares sold in the offering at an exercise price equal to 120% of the initial public offering price per security.